Employee benefit expenses - Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Employee benefit expenses
Short-term employee benefits	£ (9,961)	£ (7,620)	£ (8,601)
Share-based payments	(748)	(5,275)	(3,654)
Post-employment benefits	(20)	(20)	(71)
Total key management compensation	£ (10,729)	£ (12,915)	£ (12,326)